Change In Deferred Revenue (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Movement in Deferred Revenue [Roll Forward]
Balance, Beginning of Period	$ 2,332
Gross Revenue Deferred	7,037
Revenue Recognized	(358)
Balance, End of Period	$ 9,011